Capital Disclosures - Summary of Total Capital (Details) - CAD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Capital Disclosures [Abstract]
Cash	$ (22,583)	$ (17,655)
Restricted cash	0	(3,254)
Current portion of long-term debt	12,808	19,316
Long-term debt	114,382	87,360
Share capital	311,967	305,222
Deficit	(141,481)	(111,654)
Accumulated other comprehensive income (loss)	4,610	(947)
Contributed surplus	11,972	7,130
Capital	300,832	285,518
Contingent consideration recognised as of acquisition date	$ 9,157	$ 0